Other receivables (Tables)	6 Months Ended
Sep. 30, 2021
Other receivables
Schedule Of Other Receivables

	As of
	September 30,	March 31,
	2021	2021
Escrow deposit for IPO guarantee (1)	$150,001	$150,001
Amount due from third parties	36,324	—
Redemption of fund (2)	—	5,563,191
Total	$186,325	$5,713,192
(1)	The Company submitted application for redemption of escrow deposit for IPO guarantee in November, 2021.
(2)	The Company made an investment in financial assets held for trading of $8,000,000 which was belonging to Level 3 to measure fair value. As of September 30, 2021, the Company has fully divested of these financial assets.